Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 01, 2019
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
CIK	dei_EntityCentralIndexKey	0001517936
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 01, 2019
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2019
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A